Basis of Presentation - Additional Information (Detail)											1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 28, 2019 BRL (R$) R$ / shares shares	Jan. 25, 2019 BRL (R$) shares	Jan. 25, 2019 USD ($) shares	Jan. 21, 2019 BRL (R$) R$ / shares shares	Jan. 11, 2019 BRL (R$) R$ / shares shares	Jan. 04, 2019 shares	Jul. 28, 2018 USD ($) shares	Jul. 20, 2018 BRL (R$) R$ / shares shares	Aug. 29, 2017 BRL (R$) CreditFacility	Feb. 26, 2016 BRL (R$)	Jun. 30, 2016 BRL (R$)	Dec. 31, 2018 BRL (R$) Installment R$ / shares shares	Dec. 31, 2018 BRL (R$) shares Installment R$ / shares	Dec. 31, 2018 USD ($) shares Installment	Dec. 31, 2017 BRL (R$) shares	Dec. 31, 2016 BRL (R$)	Dec. 31, 2018 USD ($) Installment shares	Oct. 26, 2018 BRL (R$) R$ / shares shares	Jun. 23, 2017 BRL (R$)
General Information Disclosures [Line Items]
Common stock issued per share | R$ / shares								R$ 7.00										R$ 1.24
Common stock subscription, share								68,263
Warrant rights exercised by shareholders								5,197
Capitalization Of claims							$ 10,600,097,221	R$ 10,600,097,000
Common stock issued							1,514,299,603	1,514,299,603				115,913,355
Capital authorized												2,298,247,000	2,298,247,000				2,298,247,000	3,225,806,451
Capital Increase-New Funds | R$																		R$ 4,000,000,000
Capital increase due to issued shares | R$								R$ 11,613,980,000					R$ 4,000,000,000
Common shares issues												2,266,217,000	2,266,217,000		519,752,000		2,266,217,000
Preferred shares issued												155,915,000	155,915,000		155,915,000		155,915,000
Labor claims, description													Labor claims shall be paid in five (5) equal monthly installments, with a 180-day grace period after the Court Ratification of the Plan. Labor claims not yet acknowledged shall be paid in five (5) equal monthly installments, with a six-month grace period after a final, unappealable court on the amount due decision is issued.	Labor claims shall be paid in five (5) equal monthly installments, with a 180-day grace period after the Court Ratification of the Plan. Labor claims not yet acknowledged shall be paid in five (5) equal monthly installments, with a six-month grace period after a final, unappealable court on the amount due decision is issued.
Pension fund claims, description													Payable in six (6) annual, equal installments, with a five-year grace period as from the Court Ratification of the Plan.	Payable in six (6) annual, equal installments, with a five-year grace period as from the Court Ratification of the Plan.
Interest/inflation adjustment, description													Interest/inflation adjustment: five-year grace period for interest. National Consumer Price Index (INPC) + 5.5% per year, levied as from the Court Ratification of the Plan, annually accrued during the grace period and payable annually, as from the sixth year, together with the principal installments.	Interest/inflation adjustment: five-year grace period for interest. National Consumer Price Index (INPC) + 5.5% per year, levied as from the Court Ratification of the Plan, annually accrued during the grace period and payable annually, as from the sixth year, together with the principal installments.
Grace period for principal													72 months	72 months
Grace period on interest													4 years	4 years
Interest rate spread													2.94637%	2.94637%
Linear payment to Unsecured Creditors | R$													R$ 1,000,000
Period which linear payment should made													20 days	20 days
Description of linear payment to unsecured creditors													Unsecured Creditors and MEs/EPPs with claims above R$1,000 can elect to receive their claims in a single installment, providing that they agree to receive only R$1,000 as the full payment of their claims an related costs, payable within 20 business days after the end of the period to elect the payment option.	Unsecured Creditors and MEs/EPPs with claims above R$1,000 can elect to receive their claims in a single installment, providing that they agree to receive only R$1,000 as the full payment of their claims an related costs, payable within 20 business days after the end of the period to elect the payment option.
Grace period for the principal debt													6 years	6 years
Debt instrument interest rate												6.00%	6.00%				6.00%
Period of commencement of interest accrual													78 months	78 months
Exchange ratios threshold | $														$ 664,573.98
Maximum claims payment amount | R$										R$ 150,000,000
Maximum number of business days for claims payment										20 days
Related party claims principal repayment period starts													20 years	20 years
Number of installments for claims principal repayment | Installment													5	5
TR for real-denominated intragroup claims													0.50%	0.50%
Percentage of net revenue from sale of assets transferred to cash sweep													100.00%	100.00%
Threshold amount of net revenue from sale of assets transferred to cash sweep | $														$ 200,000,000
Percentage of cash balance that exceeds the minimum cash balance													70.00%	70.00%
Threshold percentage of minimum cash balance													25.00%	25.00%
Threshold minimum cash balance | R$												R$ 5,000,000,000	R$ 5,000,000,000
Impairment loss | R$													0		R$ 46,534,000	R$ 225,512,000
Provision for impairment loss | R$												R$ (1,226,125,000)	(1,226,125,000)
Impairment Depreciation and amortization | R$													291,807,000
Depreciation and amortization | R$													150,389,000
Contract agreement cost | R$													R$ 4,493,895,000
Subsequent Event
General Information Disclosures [Line Items]
Common stock subscription, share	1,604,268,162	1,604,268,162	1,604,268,162
Common stock issued	3,225,806,451	3,225,806,451	3,225,806,451	91,322,933	1,530,457,356	275,985
Issue shares price | R$ / shares				R$ 1.24	R$ 1.24
Proceeds from issuance of common shares | R$	R$ 4,000,000,000.00	R$ 4,000,000,000.00		R$ 113,000,000	R$ 1,897,767,121.44
Excess new common shares distribution					91,322,933
Compensation for commitments under the Commitment Agreement | $			$ 13,000,000
Subsequent Event | Commitment Agreement [Member]
General Information Disclosures [Line Items]
Common stock subscription, share				1,604,268,162
Contributed Capital to Committed Capital Ratio				84.40%
Commitment shares issue				272,148,705
Increase in paid-in capital | R$	32,538,937,370.00
Capital increase due to issued shares | R$	32,038,471,375.00
Additional paid in capital | R$	R$ 500,465,995
Shares issued	5,954,205,001
Common shares issues	5,796,477,760
Preferred shares issued	157,727,241
American Depositary Share [Member]
General Information Disclosures [Line Items]
Warrant exercised												22,798,378	22,798,378				22,798,378
American Depositary Share [Member] | Subsequent Event
General Information Disclosures [Line Items]
Common stock issued				49,156,560	856,519,080
Warrant exercised						55,197
American Depositary Share [Member] | Subsequent Event | Commitment Agreement [Member]
General Information Disclosures [Line Items]
Issue shares price | R$ / shares	R$ 1.24
Holders of Common Shares and Preferred Shares | Subsequent Event
General Information Disclosures [Line Items]
Common stock issued					673,938,276
Private Placement | Subsequent Event
General Information Disclosures [Line Items]
Common stock issued		272,148,705	272,148,705
Compensation for commitments under the Commitment Agreement | $			$ 13,000,000
Shares
General Information Disclosures [Line Items]
Commitment fee, percentage												10.00%	10.00%				10.00%
BRAZIL
General Information Disclosures [Line Items]
Impairment loss | R$															R$ 1,234,000,000	R$ 227,000,000
Creditors Settlement Program
General Information Disclosures [Line Items]
Prepayment of claim amount | R$																			R$ 50,000,000
Prepayment of claim amount percentage if OI creditors accepts																			90.00%
Prepayment of claim amount remaining percentage																			10.00%
Number of creditors joined | CreditFacility									35,000
Payment for settlement | R$									R$ 360,000,000
Creditors Settlement Program | BRAZIL
General Information Disclosures [Line Items]
Number of creditors joined | CreditFacility									30,000
Creditors Settlement Program | PORTUGAL
General Information Disclosures [Line Items]
Number of creditors joined | CreditFacility									5,000
National Telecommunications Agency
General Information Disclosures [Line Items]
Lawsuits value | R$											R$ 14,500,000,000
First Installment
General Information Disclosures [Line Items]
Payment of nontax pre-petition claims percentage													0.16%	0.16%
Second Installment
General Information Disclosures [Line Items]
Payment of nontax pre-petition claims percentage													0.33%	0.33%
Third Installment
General Information Disclosures [Line Items]
Payment of nontax pre-petition claims percentage													0.50%	0.50%
Fourth Installment
General Information Disclosures [Line Items]
Payment of nontax pre-petition claims percentage													0.66%	0.66%
US dollar
General Information Disclosures [Line Items]
Commitment fee, percentage												8.00%	8.00%				8.00%
Interest
General Information Disclosures [Line Items]
Discounts applied													50.00%	50.00%
Principal
General Information Disclosures [Line Items]
Discounts applied													50.00%	50.00%
PTIF
General Information Disclosures [Line Items]
Common shares issues												9,137	9,137				9,137
Notes issued | $														$ 145,262
Notes face value | $																	$ 130,000
Notes issued, premium | $																	$ 15,262
Number of shares issued													825,760,902	825,760,902
Insurance Claims | Unqualified Bonds
General Information Disclosures [Line Items]
Principal as percentage of unqualified bondholders' claims													50.00%	50.00%
Number of semiannual successive installments | Installment												12	12				12
Debt Instrument Frequency Of Periodic Payment													Semiannual	Semiannual
Restructuring Option One
General Information Disclosures [Line Items]
Grace period for principal													60 months	60 months
Repayment to unsecured creditors													R$ 10,000,000,000	$ 1,150,000,000
Number of semiannual installments | Installment												24	24				24
Restructuring Option One | Brazilian reais
General Information Disclosures [Line Items]
Principal as percentage of unqualified bondholders' claims													80.00%	80.00%
Restructuring Option One | US dollar
General Information Disclosures [Line Items]
Principal as percentage of unqualified bondholders' claims													1.75%	1.75%
Restructuring Option Two
General Information Disclosures [Line Items]
Grace period for principal													60 months	60 months
Repayment to unsecured creditors | $														$ 850,000,000
Number of semiannual installments | Installment												24	24				24
Principal as percentage of unqualified bondholders' claims													1.25%	1.25%
Restructuring Option Two | Semiannual Payment at Grace Period
General Information Disclosures [Line Items]
Principal as percentage of unqualified bondholders' claims													10.00%	10.00%
Restructuring Option Two | Annual Payment at Grace Period
General Information Disclosures [Line Items]
Principal as percentage of unqualified bondholders' claims													90.00%	90.00%
Restructuring Option Two | Semiannual Payment After Grace Period
General Information Disclosures [Line Items]
Principal as percentage of unqualified bondholders' claims													100.00%	100.00%
Subscription Warrants | PTIF
General Information Disclosures [Line Items]
Warrants issued													9,155	9,155
New I Common Shares | PTIF
General Information Disclosures [Line Items]
Common shares issues												119,017	119,017				119,017
New I Common Shares | Subscription Warrants | PTIF
General Information Disclosures [Line Items]
Warrants issued													135,081,089	135,081,089
Maximum | Insurance Claims | Unqualified Bonds
General Information Disclosures [Line Items]
Policyholders' benefits | $														$ 500,000,000
Principal repayment cap | $														250,000,000
Maximum | Insurance Claims | Unqualified Bonds | Bond Holders
General Information Disclosures [Line Items]
Policyholders' benefits | $														750,000
Maximum | New I Common Shares | PTIF
General Information Disclosures [Line Items]
Issue shares price | R$ / shares												R$ 7	R$ 7
Proceeds from issuance of common shares | R$													R$ 12,292,379,141
Common shares issues												1,756,054,163	1,756,054,163				1,756,054,163
Minimum | Bond Holders
General Information Disclosures [Line Items]
Threshold for offer | $														$ 750,000
Minimum | New I Common Shares | PTIF
General Information Disclosures [Line Items]
Issue shares price | R$ / shares												R$ 6.70	R$ 6.70
Proceeds from issuance of common shares | R$													R$ 11,765,562,892.1
RJ Debtors | Maximum
General Information Disclosures [Line Items]
Net debt-to-EBITDA ratio													2.00%	2.00%
Notes Payable | PTIF
General Information Disclosures [Line Items]
Notes face value | $																	$ 1,000
Maturity term													7 years	7 years
Principal repayments period													84 years	84 years
Interest payment description													10% per year, paid semiannually; or During the first three (3) years as from the plan’s ratification, 12% interest paid semiannually, of which 8% of the annual interest paid is in cash semiannually and 4% compounded semiannually and paid in the 36thmonth after the issue date of the New Notes, and beginning in the 4th year when annual 10% interest in being charged, paid semiannually.	10% per year, paid semiannually; or During the first three (3) years as from the plan’s ratification, 12% interest paid semiannually, of which 8% of the annual interest paid is in cash semiannually and 4% compounded semiannually and paid in the 36thmonth after the issue date of the New Notes, and beginning in the 4th year when annual 10% interest in being charged, paid semiannually.
Notes Payable | Maximum | PTIF
General Information Disclosures [Line Items]
Note par value												R$ 6,300,000,000	R$ 6,300,000,000				$ 1,918,100,167
General Payment Method
General Information Disclosures [Line Items]
Grace period for principal													20 years	20 years
Principal as percentage of unqualified bondholders' claims													15.00%	15.00%
Number of annual repayment installments | Installment													5	5
Maximum claims payment amount | R$													R$ 150,000,000
Maximum number of business days for claims payment													20 days	20 days
Percentage of discount for claims													10.00%	10.00%
Claims payment description													If these suppliers have claims in excess of R$150,000, they shall receive the outstanding amount minus a 10% discount in four (4) equal annual, successive installments, plus (i) TR + 0.5% in the case of real-denominated claims and (ii) 0.5% per year in the case of US dollar- or euro-denominated claims.	If these suppliers have claims in excess of R$150,000, they shall receive the outstanding amount minus a 10% discount in four (4) equal annual, successive installments, plus (i) TR + 0.5% in the case of real-denominated claims and (ii) 0.5% per year in the case of US dollar- or euro-denominated claims.
General Payment Method | Maximum
General Information Disclosures [Line Items]
Payment amount | R$													R$ 70,000,000,000
Judicial Reorganization Plan
General Information Disclosures [Line Items]
Qualified bondholder credits, Description													Under the JRP, the Qualified Recovery with respect to each US$1,000 of Qualified Bondholder Credits consisted of approximately,US$195.61 aggregate principal amount of New Notes;38.57 Common ADSs representing 192.83 Common Shares for a total of 1,514,299,603 shares valued at $10,600,097,221 in partial settlement of the bonds; 2.75 ADWs; and US$0.01 in cash.	Under the JRP, the Qualified Recovery with respect to each US$1,000 of Qualified Bondholder Credits consisted of approximately,US$195.61 aggregate principal amount of New Notes;38.57 Common ADSs representing 192.83 Common Shares for a total of 1,514,299,603 shares valued at $10,600,097,221 in partial settlement of the bonds; 2.75 ADWs; and US$0.01 in cash.
Judicial Reorganization Plan | New II Common Shares
General Information Disclosures [Line Items]
Common stock, value, outstanding | R$												R$ 3,000,000,000	R$ 3,000,000,000